UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Maryland

    Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 134.3%
Corporate — 2.7%
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	$500	$553,295
Potomac Electric Power Co., 6.20%, 9/01/22	250	292,215

		845,510
County/City/Special District/School District — 27.5%
City of Baltimore Maryland, RB:
Series C, Wastewater Project, 5.00%, 7/01/39	1,000	1,123,000
Special Tax, Harborview Lot No. 2, 6.50%, 7/01/31	923	924,911
County of Anne Arundel Maryland Consolidated, Refunding, Special Tax, The Villages of Dorchester and Farmington Project, 5.00%, 7/01/32	500	562,545
County of Anne Arundel Maryland Consolidated, Special Taxing District, Villages at Two Rivers Project, 5.25%, 7/01/44	250	253,050
County of Frederick Maryland, GO, Series A, 5.00%, 8/01/24	275	338,569
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	250	281,415
County of Montgomery Maryland, GO, Refunding, Consolidated Public Improvement, Series A, 5.00%, 7/01/19 (a)	175	201,078
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,500	1,501,050
State of Maryland, GO, Refunding, State & Local Facilities Loan, 3rd Series C, 5.00%, 11/01/20	500	590,645
State of Maryland, GO:
State & Local Facilities Loan, 1st Series B, 5.00%, 3/15/19 (a)	250	285,070
Municipal Bonds	Par (000)	Value
Maryland (continued)
County/City/Special District/School District (concluded)
State of Maryland, GO (concluded):
State & Local Facilities Loan, 2nd Series B, 3.00%, 8/01/27	$2,425	$2,430,626

		8,491,959
Education — 34.4%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project:
4.00%, 9/01/27	510	541,758
3.25%, 9/01/28	360	359,964
Maryland EDC, Refunding RB:
University of Maryland Project, 5.00%, 7/01/39	500	526,880
University Village at Sheppard Pratt, 5.00%, 7/01/33	1,000	1,063,700
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Goucher College, Series A, 5.00%, 7/01/34	1,000	1,107,980
Johns Hopkins University Project, Series A, 5.00%, 7/01/27	1,000	1,165,710
Johns Hopkins University Project, Series A, 4.00%, 7/01/37	500	517,150
Loyola University Maryland, Series A, 5.00%, 10/01/39	900	993,411
Maryland Institute College of Art, 5.00%, 6/01/29	500	548,845
Notre Dame Maryland University, 5.00%, 10/01/42	1,000	1,051,960
Peninsula Regional Medical Center, 5.00%, 7/01/25	500	590,145
Peninsula Regional Medical Center, 5.00%, 7/01/39	1,000	1,088,260
University System of Maryland, RB, Auxiliary Facility and Tuition, Series A, 5.00%, 4/01/24	400	489,148

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (continued)
Education (concluded)
University System of Maryland, Refunding RB, Series D, 5.00%, 10/01/21	$500	$595,185

		10,640,096
Health — 32.8%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	250	278,630
County of Howard Maryland, RB, Series A, 5.00%, 6/01/44	550	591,679
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	550	540,276
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 2/15/44	250	266,840
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/40	1,000	1,105,580
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	1,000	1,098,180
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
University of Maryland, 5.00%, 7/01/35	200	219,422
University of Maryland, 4.00%, 7/01/41	500	486,545
Anne Arundel Health System, 5.00%, 7/01/40	1,000	1,071,220
Charlestown Community Project, 6.25%, 1/01/41	1,000	1,111,120
Frederick Memorial Hospital, Series A, 4.00%, 7/01/38	1,250	1,198,950
University of Maryland Medical System, 5.13%, 7/01/39	1,000	1,077,180
Municipal Bonds	Par (000)	Value
Maryland (continued)
Health (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (concluded):
University of Maryland Medical System, Series A, 5.00%, 7/01/43	$1,000	$1,085,570

		10,131,192
Housing — 11.0%
Maryland Community Development Administration, HRB, Residential:
Series A, 4.05%, 7/01/42	1,220	1,229,101
Series H, AMT, 5.10%, 9/01/37	1,000	1,014,510
Maryland Community Development Administration, RB:
3.70%, 7/01/35	500	485,470
5.05%, 9/01/39	500	518,785
Series B, 4.75%, 9/01/39	150	153,809

		3,401,675
Transportation — 15.0%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	536,875
Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	536,875
Maryland State Department of Transportation, RB, Consolidated, 4.00%, 5/15/22	1,000	1,092,260
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 6/01/29	1,925	1,975,416
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/23	445	509,342

		4,650,768
Utilities — 10.9%
City of Baltimore Maryland, RB:
Wastewater Project, Series C, 5.00%, 7/01/38	1,000	1,121,450

2	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Utilities (concluded)
City of Baltimore Maryland, RB (concluded):
Water Project, Series A, 5.00%, 7/01/43	$1,000	$1,113,550
County of Montgomery Maryland, RB, Water Quality Protection Charge, Series A:
5.00%, 4/01/31	500	572,385
5.00%, 4/01/32	500	570,070

		3,377,455
Total Municipal Bonds in Maryland		41,538,655

District of Columbia — 3.7%
Transportation — 3.7%
Washington Metropolitan Area Transit Authority, Refunding RB, Series A, 5.13%, 7/01/32	1,000	1,134,520

Guam — 2.3%
State — 2.3%
Territory of Guam, RB, Series A:
Business Privilege Tax Bonds, 5.13%, 1/01/42	250	271,110
Limited Obligation Bonds, Section 30, 5.63%, 12/01/29	410	454,493
Total Municipal Bonds in Guam		725,603
Total Municipal Bonds — 140.3%		43,398,778
Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Maryland — 10.7%
Transportation — 10.7%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	$3,000	$3,293,340
Total Long-Term Investments (Cost — $45,061,291) — 151.0%		46,692,118

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (c)(d)	1,091,043	$1,091,043
Total Short-Term Securities (Cost — $1,091,043) — 3.5%		1,091,043
Total Investments (Cost — $46,152,334*) — 154.5%		47,783,161
Other Assets Less Liabilities — 2.0%		645,697
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.8%)		(1,500,577)
VRDP Shares, at Liquidation Value — (51.7%)		(16,000,000)

Net Assets Applicable to Common Shares — 100.0%		$30,928,281

*	As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$44,567,678

Gross unrealized appreciation	$1,864,718
Gross unrealized depreciation	(149,235)

Net unrealized appreciation	$1,715,483

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB Trust. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a secured borrowing.

(c)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income
FFI Institutional Tax-Exempt Fund	23,789	1,067,254	1,091,043	$669

(d)	Represents the current yield as of report date.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
RB	Revenue Bonds

•	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(17)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$2,170,688	$(9,720)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$46,692,118	—	$46,692,118
Short-Term Securities	$1,091,043	—	—	1,091,043

Total	$1,091,043	$46,692,118	—	$47,783,161

[1] See above Schedule of Investments for values in each sector.

4	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2015

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(9,720)	—	—	$(9,720)

[2]   Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$22,950	—	—	$22,950
Liabilities:
TOB trust certificates	—	$(1,500,000)	—	(1,500,000)
VRDP Shares	—	(16,000,000)	—	(16,000,000)

Total	$22,950	$(17,500,000)	—	$(17,477,050)

During the ended May 31, 2015, there were no transfers between levels.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2015	5

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Maryland Municipal Bond Trust

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Maryland Municipal Bond Trust

Date: July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Maryland Municipal Bond Trust

Date: July 23, 2015